Consolidated Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Operations
Revenue	$ 81,016		$ 81,016
Cost of revenue	56,711		56,711
Gross margin	24,304		24,304
Operating Expenses:
Compensation expense	159,126		176,126
General and administrative	332,154	336	383,399	1,025	1,681	39,014
Depreciation expense	159,181		159,181			2,252
Professional fees	80,812	6,000	180,412	60,600	78,715	220,796
Total operating expenses	731,273	6,336	899,118	61,625	80,396	262,062
Loss from operations	(706,969)	(6,336)	(874,813)	(61,625)	(80,396)	(262,062)
Other Income (Expense):
Interest expense	(232,998)	(27,197)	(326,193)	(262,167)	(325,471)	(817,841)
Change in fair value of derivatives	(751,858)	780,165	(238,204)	(94,539)	(44,084)	16,932,425
Gain on settlement of debt						624,966
Loss on Disposal of Assets					(383)	(211,681)
Loss of convertible notes	(743,611)	(250,149)	(1,372,197)	(250,149)	(250,149)	(2,766,193)
Other income						2,311
Total Other Income (Expense)	(1,728,467)	502,819	(1,936,594)	(606,855)	(620,087)	13,763,987
Income (Loss) before provision for income taxes	(2,435,436)	496,483	(2,811,407)	(668,480)
Provision for income taxes
Net Income (Loss)	(2,435,436)	496,483	(2,811,407)	(668,480)	$ (700,483)	$ 13,501,925
Other comprehensive income (loss):
Foreign currency translation adjustment	73		73
Comprehensive income (loss)	$ (2,435,363)	$ 496,483	$ (2,811,334)	$ (668,480)
Net Earnings (Loss) Per Common Share
Basic income (loss) per share	$ (0.00)	$ 0	$ (0.00)	$ (0.00)		$ 0.11
Diluted income (loss) per share	$ (0.00)	$ 0	$ (0.00)	$ (0.00)		$ 0.06
Basic weighted average common shares outstanding	799,578,816	332,174,525	569,604,836	321,226,043	321,226,043	122,234,935
Diluted weighted average common shares outstanding	799,578,816	885,135,636	569,604,836	321,226,043	321,226,043	237,835,850